Investment Objectives and Goals	Oct. 19, 2026
Sterling Capital Large Cap Value Focused Factor ETF
Prospectus [Line Items]
Risk/Return [Heading]	Sterling Capital Large Cap Value Focused Factor ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks maximum long-term total return, by investing primarily in equity securities of large companies.
Sterling Capital Small Cap Value Focused Factor ETF
Prospectus [Line Items]
Risk/Return [Heading]	Sterling Capital Small Cap Value Focused Factor ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks maximum long-term total return, by investing primarily in equity securities of small capitalization companies.
Sterling Capital Small Cap Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	Sterling Capital Small Cap Value ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.
Sterling Capital North Carolina Intermediate Tax-Free ETF
Prospectus [Line Items]
Risk/Return [Heading]	Sterling Capital North Carolina Intermediate Tax-Free ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income exempt from federal and North Carolina income taxes consistent with preservation of capital.
Sterling Capital Virginia Intermediate Tax-Free ETF
Prospectus [Line Items]
Risk/Return [Heading]	Sterling Capital Virginia Intermediate Tax-Free ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income exempt from federal and Virginia income taxes consistent with preservation of capital.